Accumulated Other Comprehensive Income (Loss) [Text Block]	6 Months Ended
Sep. 30, 2013
Accumulated Other Comprehensive Income (Loss) [Text Block]

10.    ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the changes in Accumulated OCI, net of tax and net of noncontrolling interests, for the six months ended September 30, 2012 and 2013:

	Six months ended September 30,
	2012	2013
	(in millions)
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains on investment securities:
Balance at beginning of period	¥482,434	¥1,106,316
Net change during the period	(173,297)	140,483

Balance at end of period	¥309,137	¥1,246,799

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Balance at beginning of period	¥(1,253)	¥2,170
Net change during the period	1,669	(12)

Balance at end of period	¥416	¥2,158

Defined benefit plans:
Balance at beginning of period	¥(401,923)	¥(322,537)
Net change during the period	(1,005)	17,716

Balance at end of period	¥(402,928)	¥(304,821)

Foreign currency translation adjustments:
Balance at beginning of period	¥(675,658)	¥(211,602)
Net change during the period	(25,554)	278,812

Balance at end of period	¥(701,212)	¥67,210

Balance at end of period	¥(794,587)	¥1,011,346

The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the six months ended September 30, 2012 and 2013:

	Six months ended September 30,
	2012			2013
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains (losses) on investment securities	¥(240,798)	¥91,449	¥(149,349)	¥352,629	¥(137,570)	¥215,059
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(32,367)	10,500	(21,867)	(131,056)	49,545	(81,511)

Net change	(273,165)	101,949	(171,216)	221,573	(88,025)	133,548
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			2,081			(6,935)

Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group			(173,297)			140,483

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains on derivatives qualifying for cash flow hedges	3,082	(1,184)	1,898	1,294	(502)	792
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(377)	148	(229)	(1,324)	520	(804)

Net change	2,705	(1,036)	1,669	(30)	18	(12)
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			—			—

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			1,669			(12)

Defined benefit plans:
Defined benefit plans	(26,524)	9,747	(16,777)	16,090	(4,964)	11,126
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	22,941	(7,200)	15,741	10,764	(4,213)	6,551

Net change	(3,583)	2,547	(1,036)	26,854	(9,177)	17,677
Defined benefit plans attributable to noncontrolling interests			(31)			(39)

Defined benefit plans attributable to Mitsubishi UFJ Financial Group			(1,005)			17,716

Foreign currency translation adjustments:
Foreign currency translation adjustments	(61,667)	8,589	(53,078)	296,051	(11,842)	284,209
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	44,951	(17,548)	27,403	968	(922)	46

Net change	(16,716)	(8,959)	(25,675)	297,019	(12,764)	284,255
Foreign currency translation adjustments attributable to noncontrolling interests			(121)			5,443

Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			(25,554)			278,812

Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group			¥(198,187)			¥436,999

The following table presents the effect of the reclassification of significant items out of Accumulated OCI on the respective line items of the accompanying condensed consolidated statements of income for the six months ended September 30, 2013:

Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI		Line items in the condensed consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of securities available-for-sale	¥(129,860)		Investment securities gains—net
Other	(1,196)

	(131,056)		Total before tax
	49,545		Income tax expense

	¥(81,511)		Net of tax

Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥(1,387)		Interest income on Loans, including fees
Other	63

	(1,324)		Total before tax
	520		Income tax expense

	¥(804)		Net of tax

Defined benefit plans
Net actuarial loss	¥17,667	(1)
Prior service cost	(6,092	)(1)
Loss (gain) on settlements and curtailment, and other	(811	)(1)

	10,764		Total before tax
	(4,213)		Income tax expense

	¥6,551		Net of tax

Foreign currency translation adjustments	¥968		Other non-interest expenses

	968		Total before tax
	(922)		Income tax expense

	¥46		Net of tax

Total reclassifications for the period	¥(120,648)		Total before tax
	44,930		Income tax expense

	¥(75,718)		Net of tax

Note:	(1)	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 7 for more information.